Schedule of Issued Capital (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Beginning balance, shares	13,304,425	13,459,593
Share repurchase	(130,395)	(155,168)
Settlement of Executive PSUs, shares	(14,083)
Share options exercised, shares	120,595
Ending balance, shares	13,558,525	13,304,425
Beginning balance	$ 2,281,444	$ 2,285,738
Share repurchase	(10,010)	(4,294)
Share options exercised	14,016
Ending balance	$ 2,299,533	$ 2,281,444
Performance Share Units (PSUs) [Member]
Disclosure of classes of share capital [line items]
Settlement of Executive PSUs, shares	263,900
Settlement of Executive PSUs	$ 14,083